Summary of Significant Accounting Policies - Property and Equipment (Details)	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Maximum
Property and Equipment
Useful life	5 years
Maximum | Adagio Medical Inc
Property and Equipment
Useful life		5 years	5 years
Minimum
Property and Equipment
Useful life	3 years
Minimum | Adagio Medical Inc
Property and Equipment
Useful life		3 years	3 years
Consoles
Property and Equipment
Useful life	3 years		5 years
Consoles | Adagio Medical Inc
Property and Equipment
Useful life			5 years